Taxation - Tax Charge (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Corporation tax
Current year	£ 523.4	£ 569.4		£ 403.0
Prior years	(98.6)	(80.3)		(108.4)
Corporation tax	424.8	489.1		294.6
Deferred tax
Current year	(235.2)	(88.0)		(35.8)
Prior years	7.4	(12.2)		(11.3)
Deferred tax	(227.8)	(100.2)		(47.1)
Tax charge	£ 197.0	£ 388.9	[1]	£ 247.5	[1]

[1]	Prior year figures have been re-presented as described in the accounting policies.